Voyage Revenues (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 1,265,458	$ 949,269	$ 1,437,156
Time charters [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Time charters	710,894	494,970	841,057
Voyage charters [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Voyage charters	555,234	450,410	591,479
Pool revenues [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Pool revenues	$ (670)	$ 3,889	$ 4,620